Empower Lifetime 2015 Fund Investment Strategy - Empower Lifetime 2015 Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund is a “fund-of-funds” that seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract (the “Contract” or the “Empower of America Contract”) issued and guaranteed by Empower Annuity Insurance Company of America (“Empower of America”) that is tailored for investors who retired in (or otherwise began using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The mutual funds and the Contract are referred to as the “Underlying Funds.” The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2015, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 25-45% of its net assets in Underlying Funds that invest primarily in equity securities, 50-70% of its net assets in Underlying Funds that invest primarily in fixed income securities, and 0-10% of its net assets in Underlying Funds that invest primarily in real estate-related securities. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, fixed income, and real estate-related securities. The chart represents the asset allocation path (the “glide path”) that the Fund follows to become more conservative over time. The glide path reflects the declining percentage of equities in the Fund as it approaches and passes the target date. The glide path provides for more exposure to equities for investors further from retirement and more exposure to fixed income securities for investors near and through retirement. The glide path continues to adjust the Fund’s equity exposure downward after the target date is reached.The illustration reflects the Fund’s neutral allocations without any tactical adjustments by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. The Fund’s actual asset allocations may differ from this illustration to reflect ECM’s tactical adjustments to the asset mix based on market outlook or other factors.ECM uses asset allocation strategies to allocate the Fund’s assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate investments, short-term investments and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:Large Cap20.28%Empower Large Cap Growth Fund InstitutionalEmpower Large Cap Value Fund InstitutionalEmpower S&P 500® Index Fund InstitutionalMid Cap4.98%Empower Mid Cap Value Fund InstitutionalEmpower T. Rowe Price Mid Cap Growth Fund InstitutionalSmall Cap1.54%Empower Small Cap Growth Fund InstitutionalEmpower Small Cap Value Fund InstitutionalJanus Henderson Triton Fund NInternational7.65%Empower International Growth Fund InstitutionalEmpower International Index Fund InstitutionalEmpower International Value Fund InstitutionalEmerging Markets2.00%Empower Emerging Markets Equity Fund InstitutionalFidelity Emerging Markets Index FundBond40.95%Empower Bond Index Fund InstitutionalEmpower Core Bond Fund InstitutionalEmpower Global Bond Fund InstitutionalEmpower High Yield Bond Fund InstitutionalEmpower Inflation-Protected Securities Fund InstitutionalEmpower Multi-Sector Bond Fund InstitutionalReal Estate2.71%Empower Real Estate Index Fund InstitutionalShort-Term Bond/Cash19.89%Empower of America ContractEmpower Short Duration Bond Fund InstitutionalThe Fund will rebalance its holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocations. ECM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds on a quarterly basis, or more frequently as deemed necessary. ECM may add or delete asset classes, change target asset class or Underlying Fund allocations, or add or delete Underlying Funds at any time without shareholder notice or approval.